Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2027	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Reconciliation Of Income Tax Expense Benefit And Statutory Federal Tax Rate [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		30.62%	30.62%	30.62%
Forecast [Member]
Reconciliation Of Income Tax Expense Benefit And Statutory Federal Tax Rate [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	31.52%